Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2025	Sep. 29, 2024	Sep. 28, 2025	Sep. 29, 2024	Dec. 29, 2024	Dec. 31, 2023
Numerator:
Net loss from continuing operations	$ (15,804)	$ (77,958)	$ (30,099)	$ (101,433)
Net loss from discontinued operations	(1,100)		(1,100)	(2,007)
Net loss	$ (16,904)	$ (77,958)	$ (31,199)	$ (103,440)	$ (56,451)	$ (269,555)
Denominator:
Weighted average common shares outstanding, basic	84,904,228	75,348,627	82,036,790	61,868,747	66,655,837	24,723,370
Weighted average common shares outstanding, diluted	84,904,228	75,348,627	82,036,790	61,868,747	75,793,548	24,723,370
Net loss per share, basic and diluted:
Continuing operations, basic	$ (0.19)	$ (1.03)	$ (0.37)	$ (1.64)	$ (0.82)	$ (3.89)
Continuing operations, diluted	(0.19)	(1.03)	(0.37)	(1.64)	(1.19)	(3.89)
Discontinued operations, basic	(0.01)		(0.01)	(0.03)	(0.03)	(1.05)
Discontinued operations, diluted	(0.01)		(0.01)	(0.03)	(0.03)	(1.05)
Net loss, Basic	(0.2)	(1.03)	(0.38)	(1.67)	(0.85)	(4.94)
Net loss, Diluted	$ (0.2)	$ (1.03)	$ (0.38)	$ (1.67)	$ (1.22)	$ (4.94)